UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           7/30/10
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        84
                                               -------------

Form 13F Information Table Value Total:        $61,712
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                           Form 13F Information Table

                                                                                Form 13F Information Table
           Column 1                              Column 2          Column 3     Column 4                       Column 5
           ----------------------------------    --------------    ---------    ---------------------------    --------
                                                                                Value                          Shrs or     SH/
                                                                                                               --------    ---
           Name of Issuer                        Title of Class    Cusip                           (x$1000)    Prn Amt     PRN
           ----------------------------------    --------------    ---------    ---------------------------    --------    ---

1          Activision Blizzard In.               COM               00507V109                           210       20,000    SH
2          Affymax Inc.                          COM               00826A109                            63       10,470    SH
3          Akamai Technologies                   COM               00971T101                           473       11,660    SH
4          Allergan Inc.                         COM               018490102                           371        6,375    SH
5          Alliant Techsystems                   COM               018804104                           268        4,323    SH
6          Amazon Com Inc                        COM               023135106                         2,919       26,717    SH
7          Apple Computer Inc                    COM               037833100                         4,009       15,940    SH
8          Applied Matls Inc                     COM               038222105                           231       19,200    SH
9          Baidu Com Inc.                        Spons. ADR        056752108                           244        3,590    SH
10         Baker Hughes Inc.                     COM               057224107                           971       23,350    SH
11         Bank of America Corp.                 COM               060505104                           191       13,271    SH
12         Berkshire Hathaway Inc. Cl. B         COM               084670702                           267        3,350    SH
13         Boeing Co                             COM               097023105                         1,040       16,575    SH
14         Broadcom Corp                         Cl. A             111320107                           523       15,850    SH
15         Carnival Corp                         Paired CTF        143658300                           727       24,025    SH
16         Caterpillar Inc Del                   COM               149123101                         1,404       23,380    SH
17         Cheesecake Factory Inc.               COM               163072101                           254       11,400    SH
18         Chevron Corp.                         COM               166764100                         1,181       17,400    SH
19         Cisco Sys Inc                         COM               17275R102                           753       35,349    SH
20         Citigroup Inc                         COM               172967101                           153       40,650    SH
21         Cliffs Natural Resources Inc.         COM               18683K101                           882       18,700    SH
22         Coca Cola Co.                         COM               191216100                           404        8,060    SH
23         Coca-Cola Femsa S A                   Spons. ADR        191241108                           207        3,300    SH
24         Consolidated Edison Inc               COM               209115104                           242        5,625    SH
25         Corning Inc.                          COM               219350105                           890       55,135    SH
26         Costco Whsl Corp. New                 COM               22160K105                           263        4,790    SH
27         Cree Inc.                             COM               225447101                         1,191       19,845    SH
28         CSX Corp                              COM               126408103                         1,190       23,983    SH
29         Deere & Co                            COM               244199105                           883       15,856    SH
30         Du Pont E I De Nemours                COM               263534109                           815       23,565    SH
31         EBAY Inc                              COM               278642103                           713       36,356    SH
32         Electronic Arts Inc                   COM               285512109                           439       30,490    SH
33         Emerson Elec Co                       COM               291011104                           910       20,823    SH
34         Enbridge Energy Partners              COM               29250R106                           225        4,290    SH
35         Exxon Mobil Corp                      COM               30231G102                         1,316       23,068    SH
36         Fedex Corp                            COM               31428X106                           525        7,490    SH
37         Frontline LTD                         COM               G3682E127                           767       26,200    SH
38         General Mills Inc.                    COM               370334104                         1,668       46,970    SH
39         Gilead Sciences Inc                   COM               375558103                           863       25,175    SH
40         Google Inc                            Cl. A             38259P508                         1,773        3,984    SH
41         Harley Davidson Inc                   COM               412822108                           524       23,578    SH
42         HDFC Bank Ltd.                        Spons. ADR        40415F101                           429        3,000    SH
43         Hershey Co.                           COM               427866108                           379        7,899    SH
44         Hess Corp                             COM               42809H107                           301        5,985    SH
45         Illinois Tool Wks Inc.                COM               452308109                           395        9,575    SH
46         International Business Machines       COM               459200101                         1,195        9,680    SH
47         Intuitive Surgical Inc.               COM               46120E602                           252          800    SH
48         JDS Uniphase Corp                     COM               46612J507                           167       17,000    SH
49         J P Morgan Chase & Co.                COM               46625H100                         1,257       34,325    SH
50         Johnson & Johnson                     COM               478160104                         1,789       30,292    SH
51         Juniper Networks Inc.                 COM               48203R104                           237       10,375    SH
52         Kinder Morgan Energy UT LP            COM               494550106                           407        6,250    SH
53         L-3 Communications Hldgs Inc          COM               502424104                           520        7,343    SH
54         Microchip Technology                  COM               595017104                         1,375       49,577    SH
55         Nordic American Tanker                COM               G65773106                           440       15,650    SH
56         Nucor Corp.                           COM               670346105                           608       15,875    SH
57         Oceaneering Int'l. Inc.               COM               675232102                           552       12,300    SH
58         OGE Energy Corp                       COM               670837103                         1,029       28,155    SH
59         ON Semiconductor Corp                 COM               682189105                           149       23,300    SH
60         Oracle Corp                           COM               68389X105                         1,376       64,130    SH
61         Pan American Silver Corp              COM               697900108                           311       12,300    SH
62         Parker Hannifin Corp                  COM               701094104                           815       14,700    SH
63         Pepsico Inc                           COM               713448108                           949       15,566    SH
64         Permian Basin Rlty Trst               COM               714236106                           316       17,280    SH
65         PG & E Corp.                          COM               69331C108                           997       24,250    SH
66         Procter & Gamble Co.                  COM               742718109                         1,635       27,264    SH
67         Salesforce.com Inc                    COM               79466L302                         1,390       16,200    SH
68         Sandisk Corp                          COM               80004C101                           459       10,900    SH
69         Schlumberger Ltd                      COM               806857108                         1,269       22,940    SH
70         Sociedad Quimica Y Minera de Chile    Spons. ADR        833635105                           201        6,150    SH
71         Southern Copper Corp                  COM               84265V105                         1,199       45,195    SH
72         State Street Corp.                    COM               857477103                           959       28,360    SH
73         Suncor Energy Inc                     COM               867224107                           350       11,900    SH
74         SVB Finl Group                        COM               78486Q101                           820       19,881    SH
75         Tata Motors Ltd.                      Spons. ADR        876568502                           187       10,900    SH
76         Texas Instruments Inc                 COM               882508104                           251       10,800    SH
77         Toronto Dominion Bank                 COM               891160509                           415        6,400    SH
78         Transocean Inc. New                   COM               H8817H100                           294        6,350    SH
79         Union Pacific Corp                    COM               907818108                           772       11,110    SH
80         Urban Outfitters Inc.                 COM               917047102                           473       13,750    SH
81         Wells Fargo & Co New                  COM               949746101                           230        9,000    SH
82         Yahoo Inc                             COM               984332106                           522       37,765    SH
83         Ishares Inc. MSCI Malaysia            COM               464286830                           394       34,400    SH
84         Ishares Inc. FTSE XNHUA IDX           COM               464287184                           705       18,020    SH

totals:                84                                                                                        61,712

                 Column 6      Column 7    Column 8
                 ----------    --------    --------
         PUT/    Investment    Other       Voting      Authority
         ----    ----------    --------    --------    ---------
         CALL    Discretion    Managers    Sole        Shared       None
         ----    ----------    --------    --------    ---------    ----

1                SOLE                        20,000
2                SOLE                        10,470
3                SOLE                        11,660
4                SOLE                         6,375
5                SOLE                         4,323
6                SOLE                        26,717
7                SOLE                        15,940
8                SOLE                        19,200
9                SOLE                         3,590
10               SOLE                        23,350
11               SOLE                        13,271
12               SOLE                         3,350
13               SOLE                        16,575
14               SOLE                        15,850
15               SOLE                        24,025
16               SOLE                        23,380
17               SOLE                        11,400
18               SOLE                        17,400
19               SOLE                        35,349
20               SOLE                        40,650
21               SOLE                        18,700
22               SOLE                         8,060
23               SOLE                         3,300
24               SOLE                         5,625
25               SOLE                        55,135
26               SOLE                         4,790
27               SOLE                        19,845
28               SOLE                        23,983
29               SOLE                        15,856
30               SOLE                        23,565
31               SOLE                        36,356
32               SOLE                        30,490
33               SOLE                        20,823
34               SOLE                         4,290
35               SOLE                        23,068
36               SOLE                         7,490
37               SOLE                        26,200
38               SOLE                        46,970
39               SOLE                        25,175
40               SOLE                         3,984
41               SOLE                        23,578
42               SOLE                         3,000
43               SOLE                         7,899
44               SOLE                         5,985
45               SOLE                         9,575
46               SOLE                         9,680
47               SOLE                           800
48               SOLE                        17,000
49               SOLE                        34,325
50               SOLE                        30,292
51               SOLE                        10,375
52               SOLE                         6,250
53               SOLE                         7,343
54               SOLE                        49,577
55               SOLE                        15,650
56               SOLE                        15,875
57               SOLE                        12,300
58               SOLE                        28,155
59               SOLE                        23,300
60               SOLE                        64,130
61               SOLE                        12,300
62               SOLE                        14,700
63               SOLE                        15,566
64               SOLE                        17,280
65               SOLE                        24,250
66               SOLE                        27,264
67               SOLE                        16,200
68               SOLE                        10,900
69               SOLE                        22,940
70               SOLE                         6,150
71               SOLE                        45,195
72               SOLE                        28,360
73               SOLE                        11,900
74               SOLE                        19,881
75               SOLE                        10,900
76               SOLE                        10,800
77               SOLE                         6,400
78               SOLE                         6,350
79               SOLE                        11,110
80               SOLE                        13,750
81               SOLE                         9,000
82               SOLE                        37,765
83               SOLE                        34,400
84               SOLE                        18,020

totals:

Note: Issues can be omitted if less than 10,000 shares AND value less than $200,000.00